Derivative Financial Instruments - Derivative Financial Instruments (Details) (USD $)	0 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended					4 Months Ended	12 Months Ended	0 Months Ended		6 Months Ended
	May 31, 2013	Mar. 01, 2013	Feb. 04, 2013	Sep. 11, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 06, 2012	Feb. 03, 2012	Jul. 31, 2011	Aug. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Sep. 11, 2012 September 2012 Offering [Member]	Jun. 30, 2013 Convertible Notes Payable [Member]	Jun. 30, 2013 Warrant [Member]
Linked Common Shares to Derivative Warrants [Roll Forward]
Linked common shares to derivative warrants, beginning balance (shares)							128,350	154,132	154,132	0			250					128,350
Issuance of warrants with preferred stock financing (shares)										153,882								4,546
Issuance of warrants in purchase of intangible assets (shares)										250								0
Issuance of warrants, public offering (shares)				110,000												110,000
Exchange of warrants for common stock (shares)														(135,782)	(135,782)
Linked common shares to derivative warrants, ending balance (shares)									128,350	154,132			250					123,804
Warrant Liability [Roll Forward]
Warrant liability beginning balance							$ 2,750	$ 752,486	$ 752,486	$ 0								$ 2,750
Fair value of warrants issued with preferred stock financing										1,083,210								0
Fair value of warrants issued in purchase of intangible assets										1,760								0
Fair value of warrants issued		7,209		49,170			7,209									49,170
Exchange of warrants for common stock, value									(19,823)
Increase (decrease) of fair value of warrant liability									(779,083)	(332,484)
Warrant liability ending balance									2,750	752,486								2,530
Linked common shares to promissory notes (shares)					6,076,000		6,076,000		537,146		26,042	23,416
Linked common shares to promissory notes, change in fair value of derivatives (shares)	6,042,000								2,557,127
Compound embedded derivatives, change in fair value of derivatives					644		644
Debt conversion, converted instrument, shares issued (shares)			(773,983)						(2,069,439)
Compound embedded derivative			12,461		0		0		11,817	0	15,625	12,151
Fair value of convertible notes					1,163,555		1,163,555		0								1,163,555
Embedded derivative, conversion of notes into common stock (in dollars)									(83,663)
Compound embedded derivatives, change in fair value of derivatives					(82,536)		(644)	(96,246)	67,704
Change in fair value of warrant derivatives																		0
Change in fair value of derivative					7,700	623,028	220	727,725	779,083	332,484								(220)
Compound embedded derviative, issuance of promissory note	0
Fair value of convertible notes payable with compond embedded derivative	820,202
Fair value of convertible notes, conversion of notes into common stock																	0
Linked common shares to promissory notes, change in fair value of derivatives					270,837		270,837
Fair value of convertible notes payable, change in derivative fair value					$ (343,353)		$ 343,353